Bank Debt (Details Narrative) - USD ($)	Jan. 23, 2019	Mar. 31, 2020
Debt instrument, face amount		$ 4,500,000
Loan Agreement [Member]
Interest Payable	$ 2,000,000
Facility fee amount	$ 50,000
Facility fee percentage	0.125%
Loan Agreement [Member] | North Mill Capital LLC [Member]
Debt instrument, term	1 year
Proceeds from initial advance	$ 2,850,000
Line of Credit Facility, Description	Borrowings under the Credit Facility accrue interest at the prime rate (as designated by Wells Fargo Bank, National Association) plus one and three quarters percentage points (1.75%), but in no event shall the interest rate be less than seven and one-quarter percent (7.25%).